Document and Entity Information	May 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001626199
Document Type	8-K
Document Period End Date	May 24, 2022
Entity Registrant Name	ALPINE IMMUNE SCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37449
Entity Tax Identification Number	20-8969493
Entity Address, Address Line One	188 East Blaine Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	(206)
Local Phone Number	788-4545
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ALPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false